Acquisitions (Narrative) (Details) (USD $)	0 Months Ended					3 Months Ended	6 Months Ended	9 Months Ended	15 Months Ended	18 Months Ended		0 Months Ended				3 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended
	Feb. 21, 2013	Feb. 20, 2013	May 31, 2013 Linn Energy, LLC [Member]	Apr. 03, 2013 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Sep. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Sep. 30, 2013 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Jul. 31, 2012 Linn Energy, LLC [Member] Business Acquisition BP Green River	May 01, 2012 Linn Energy, LLC [Member] Business Acquisition East Texas	Apr. 03, 2013 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Apr. 03, 2012 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Mar. 31, 2013 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Mar. 31, 2013 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Dec. 31, 2012 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Feb. 20, 2013 Linn Energy, LLC [Member] Business Acquisition, Berry	Dec. 15, 2011 Linn Energy, LLC [Member] Business Acquisition Plains	Nov. 18, 2011 Linn Energy, LLC [Member] Business Acquisition Permian Property	Mar. 30, 2012 Linn Energy, LLC [Member] Business Acquisition, BP	Sep. 30, 2013 Linn Energy, LLC [Member] Business Acquisition Various	Dec. 31, 2012 Linn Energy, LLC [Member] Business Acquisition Various	Jun. 01, 2011 Linn Energy, LLC [Member] Business Acquisition Panther	May 11, 2011 Linn Energy, LLC [Member] Business Acquisition Williston Basin Property	Apr. 05, 2011 Linn Energy, LLC [Member] Business Acquisition SandRidge Property	Mar. 31, 2011 Linn Energy, LLC [Member] Business Acquisition Concho	Nov. 16, 2010 Linn Energy, LLC [Member] Business Acquisition Element	Oct. 14, 2010 Linn Energy, LLC [Member] Business Acquisition CrownQuest/Patriot Property	Aug. 16, 2010 Linn Energy, LLC [Member] Business Acquisition CrownQuest/Element	May 27, 2010 Linn Energy, LLC [Member] Acquisition of interests in Henry Savings LP and Henry Savings Management LLC	Apr. 30, 2010 Linn Energy, LLC [Member] Acquisition of interests in two wholly owned subsidiaries of HighMount Exploration and Production LLC Entity	Jan. 29, 2010 Linn Energy, LLC [Member] Acquisition of cetain oil and natural gas properties from certain affiliates of Merit Energy Company
Business Acquisition [Line Items]
Total consideration transferred												$ 990,000,000	$ 168,000,000							$ 542,000,000	$ 110,000,000	$ 1,160,000,000	$ 32,000,000	$ 122,000,000	$ 224,000,000	$ 153,000,000	$ 239,000,000	$ 192,000,000	$ 118,000,000	$ 260,000,000	$ 95,000,000	$ 323,000,000	$ 327,000,000	$ 151,000,000
Number of acquisitions																					2					2	2			2			2
Joint Venture Interest Acquired														23.00%	23.00%
Future funding of joint venture agreement														400,000,000	400,000,000
Business acquisitions - Net assets acquired											2,440,612,000				392,000,000
Imputed discount on future funding of joint venture															8,000,000
Future funding commitment of joint venture consideration transferred							69,000,000	114,000,000	270,000,000	315,000,000						15,000,000	217,000,000	201,000,000
Business acquisitions - current liabilities assumed															195,000,000
Business acquisitions - non-current liabilities assumed															197,000,000
Business Acquisition, Equity Interest Issued or Issuable, Exchange Ratio		125.00%																	125.00%
Business Acquisition, Share Price		$ 46.2375																	$ 46.2375
Business acqusition, preliminary value	4,400,000,000	4,400,000,000																	4,400,000,000
Contract Price Of Divestiture				220,000,000
Long Lived Assets Held-for-sale, Impairment Charge			$ 57,000,000		$ 57,000,000	$ 57,053,000